Equity-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
We record compensation expense for equity-based awards, such as deferred stock and performance awards, based on the closing price of our common stock on the date of grant, adjusted if appropriate, based on the eligibility of the award to receive dividends. The fair value of stock appreciation rights is determined using the Black-Scholes valuation model.
Compensation expense related to equity-based awards with service-only conditions and terms that provide for a graded vesting schedule is recognized on a straight-line basis over the required service period for the entire award. Compensation expense related to equity-based awards with performance conditions and terms that provide for a graded vesting schedule is recognized over the requisite service period for each separately vesting tranche of the award, and is based on the probable outcome of the performance conditions at each reporting date. Compensation expense is adjusted for assumptions with respect to the estimated amount of awards that will be forfeited prior to vesting, and for employees who have met certain retirement eligibility criteria. Compensation expense for common stock awards granted to employees meeting early retirement eligibility criteria is fully expensed on the grant date.
Dividend equivalents for certain equity-based awards are paid on stock units on a current basis prior to vesting and distribution.
The 2017 Stock Incentive Plan, or 2017 Plan, was approved by shareholders in May 2017 for issuance of stock and stock based awards. Awards may be made under the 2017 Plan for (i) up to 8.3 million shares of common stock plus (ii) up to an additional 28.5 million shares that were available to be issued under the 2006 Equity Incentive Plan, or 2006 Plan, or may become available for issuance under the 2006 Plan due to expiration, termination, cancellation, forfeiture or repurchase of awards granted under the 2006 Plan. As of December 31, 2018, a total of 18.9 million shares from the 2006 Plan have been added to and may be issued from the 2017 Plan. As of December 31, 2018, a cumulative total of 3.9 million shares had been awarded under the 2017 Plan and 68.9 million shares had been awarded under the 2006 Plan. As of December 31, 2017, we had cumulative totals of 0.4 million shares awarded under the 2017 Plan and 68.9 million shares awarded under the 2006 Plan. As of December 31, 2016, we had a cumulative total of 65.7 million shares awarded under the 2006 Plan. The 2017 Plan allows for shares withheld in payment of the exercise price of an award or in satisfaction of tax withholding requirements, shares forfeited due to employee termination, shares expired under options awards, or shares not delivered when performance conditions have not been met, to be added back to the pool of shares available for issuance under the 2017 Plan. From inception to December 31, 2018, fewer than 1 million shares had been awarded under the 2017 Plan but not delivered, and have become available for re-issue. As of December 31, 2018, a total of 23.6 million shares were available for future issuance under the 2017 Plan.
The exercise price of stock appreciation rights may not be less than the fair value of such shares on the date of grant. Stock appreciation rights granted under the 1997 Equity Incentive Plan, or 1997 Plan, and the 2006 Plan, collectively the Plans, generally vest over four years and expire no later than ten years from the date of grant. No stock appreciation rights have been granted since 2009.
For deferred stock awards granted under the Plans, no common stock is issued at the time of grant and the award does not possess dividend and voting rights. Generally, these grants vest over one to four years. Performance awards granted are earned over a performance period based on the achievement of defined goals, generally over three years. Payment for performance awards is made in shares of our common stock equal to its fair market value per share, based on the performance of certain financial ratios, after the conclusion of each performance period.
Beginning with 2012, malus-based forfeiture provisions were included in deferred stock awards granted to employees identified as “material risk-takers,” as defined by management. These malus-based forfeiture provisions provide for the reduction or cancellation of unvested deferred compensation, such as deferred stock awards and performance based awards, if it is determined that a material risk-taker made risk-based decisions that exposed us to inappropriate risks that resulted in a material unexpected loss at the business-unit, line-of-business or corporate level. In addition, awards granted to certain of our senior executives, as well as awards granted to individuals in certain jurisdictions, may be subject to recoupment after vesting (if applicable) and delivery to the individual in specified circumstances generally relating to fraud or willful misconduct by the individual that results in material harm to us or a material financial restatement.
Compensation expense related to stock appreciation rights, deferred stock awards and performance awards, which we record as a component of compensation and employee benefits expense in our consolidated statement of income, was $262 million, $243 million and $268 million for the years ended December 31, 2018, 2017 and 2016, respectively. Such expense for 2018, 2017 and 2016 excluded $45 million, $15 million and $9 million, respectively, associated with acceleration of expense in connection with targeted staff reductions. This expense was included in the severance-related portion of the associated restructuring or repositioning charges recorded in each respective year.
The following table presents information about stock appreciation rights activity during the years indicated. For the year ended December 31, 2018, no stock appreciation rights were exercised. The total intrinsic value of stock appreciation rights exercised during the years ended December 31, 2017 and 2016 was $5 million and $1 million, respectively. As of December 31, 2018, there was no unrecognized compensation cost related to stock appreciation rights.

	Shares (In thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In years)	Total Intrinsic Value (In millions)
Stock Appreciation Rights:
Outstanding as of December 31, 2016	955	$77.52
Exercised	(595)	81.71
Forfeited or expired	(360)	70.59
Outstanding as of December 31, 2017	0	$—	0	$—

	Shares (In thousands)	Weighted-Average Grant Date Fair Value
Deferred Stock Awards:
Outstanding as of December 31, 2016	7,814	$60.01
Granted	2,977	76.38
Vested	(3,686)	62.88
Forfeited	(257)	63.56
Outstanding as of December 31, 2017	6,848	65.44
Granted	2,500	101.25
Vested	(3,235)	70.98
Forfeited	(138)	80.6
Outstanding as of December 31, 2018	5,975	$77.07

The total fair value of deferred stock awards vested for the years ended December 31, 2018, 2017 and 2016, based on the weighted average grant date fair value in each respective year, was $230 million, $232 million and $275 million, respectively. As of December 31, 2018, total unrecognized compensation cost related to deferred stock awards, net of estimated forfeitures, was $249 million, which is expected to be recognized over a weighted-average period of 2.5 years.

	Shares (In thousands)	Weighted-Average Grant Date Fair Value
Performance Awards:
Outstanding as of December 31, 2016	1,247	$60.37
Granted	534	76.27
Forfeited	0	—
Paid out	(233)	58.91
Outstanding as of December 31, 2017	1,548	66.09
Granted	1,067	74.68
Forfeited	(1)	101.26
Paid out	(457)	70.58
Outstanding as of December 31, 2018	2,157	$69.36

The total fair value of performance awards vested for the years ended December 31, 2018, 2017 and 2016, based on the weighted average grant date fair value in each respective year, was $32 million, $14 million and $21 million, respectively. As of December 31, 2018, total unrecognized compensation cost related to performance awards, net of estimated forfeitures, was $62 million, which is expected to be recognized over a weighted-average period of 2.1 years.
We utilize either treasury shares or authorized but unissued shares to satisfy the issuance of common stock under our equity incentive plans. We do not have a specific policy concerning purchases of our common stock to satisfy stock issuances. We have a general policy concerning purchases of our common stock to meet issuances under our employee benefit plans, including other corporate purposes. Various factors determine the amount and timing of our purchases of our common stock, including regulatory reviews and approvals or non-objections, our regulatory capital requirements, the number of shares we expect to issue under employee benefit plans, market conditions (including the trading price of our common stock), and legal considerations. These factors can change at any time, and the number of shares of common stock we will purchase or when we will purchase them cannot be assured. Additional information on our common stock purchase program is provided in Note 15.